UNITED STATES
	    	  SECURITIES AND EXCHANGE COMMISSION
			 Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here is Amendment  [  ] ; Amendment Number:
This Amendment (check only one):  [  ] is a restatement.
				  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Sasco Capital, Inc.
Address:   10 Sasco Hill Road
	   Fairfield, CT  06430

13F File Number:  28-1646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Daniel L. Leary
Title:	Secretary
Phone:	203-254-6800
Signature, Place, and Date of Signing:

Daniel L. Leary    Fairfield, Connecticut    August 13, 1999

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $1,751,581


List of Other Included Managers:

FORM 13 F           JUNE 1999
REPORTING MANAGER:  SASCO CAPITAL, INC.

                                             FORM 13F INFORMATION TABLE
NAME OF ISSUER      TITLE OF
                    CLASS     CUSIP   VALUE   SHARES /   SH/ INVESTMENTOTHER           VOTING AUTHORITY
                                      (x$1000  PRN AMT   PRN DISCRETION  MGR   SOLE    SHARED   NONE
AK STL HLDG CORP    COMMON  001547108 65,950  2,931,122  SH     SOLE       0 1,645,856      0 1,285,266
ALLEGHANY CORP DEL  COMMON  017175100 73,580    397,729  SH     SOLE       0   225,917      0   171,812
ALLEGHENY TELEDYNE  COMMON  017415100 72,942  3,223,952  SH     SOLE       0 1,812,515      0 1,411,437
ARMCO INC           COMMON  042170100 44,393  6,700,774  SH     SOLE       0 3,719,508      0 2,981,266
BALL CORP           COMMON  058498106 55,678  1,317,839  SH     SOLE       0   740,653      0   577,186
CBS CORP            COMMON  12490K107 18,420    422,831  SH     SOLE       0   239,250      0   183,581
CHICAGO TITLE CORP  COMMON  168228104 22,009    616,728  SH     SOLE       0   326,297      0   290,431
CITIZENS UTILITIES  CL B    177342201 49,571  4,455,760  SH     SOLE       0 2,517,760      0 1,938,000
COOPER CAMERON CORP COMMON  216640102 37,112  1,001,340  SH     SOLE       0   574,140      0   427,200
CROWN CORK & SEAL   COMMON  228255105 46,423  1,628,880  SH     SOLE       0   910,980      0   717,900
DONNELLEY R R & SONSCOMMON  257867101 50,678  1,367,375  SH     SOLE       0   766,040      0   601,335
EASTERN ENTERPRISES COMMON  27637F100 71,866  1,807,966  SH     SOLE       0 1,014,531      0   793,435
EASTMAN KODAK CO    COMMON  277461109 51,700    763,108  SH     SOLE       0   429,108      0   334,000
ENGELHARD CORP      COMMON  292845104 66,782  2,951,662  SH     SOLE       0 1,671,712      0 1,279,950
FOOTSTAR INC        COMMON  344912100 67,852  1,824,577  SH     SOLE       0 1,020,183      0   804,394
FORT JAMES CORP     COMMON  347471104 38,360  1,012,830  SH     SOLE       0   567,230      0   445,600
GRACE W R & CO DEL  COMMON  38388F108 74,119  3,900,993  SH     SOLE       0 2,199,293      0 1,701,700
HARTMARX CORP       COMMON  417119104 10,083  2,407,893  SH     SOLE       0 1,184,900      0 1,222,993
HERCULES INC        COMMON  427056106 66,236  1,684,872  SH     SOLE       0   946,194      0   738,678
KERR MCGEE CORP     COMMON  492386107 73,971  1,473,892  SH     SOLE       0   840,359      0   633,533
NORTHEAST UTILS     COMMON  664397106 50,908  2,848,000  SH     SOLE       0 1,608,173      0 1,239,827
OCEAN ENERGY INC TEXCOMMON  67481E106 13,090  1,359,990  SH     SOLE       0   773,990      0   586,000
PENNZENERGY CO      COMMON  70931Q109 55,961  3,366,060  SH     SOLE       0 1,874,829      0 1,491,231
PENNZOIL-QUAKER STATCOMMON  709323109    217     14,442  SH     SOLE       0    14,442      0         0
PIONEER NAT RES CO  COMMON  723787107 39,676  3,606,964  SH     SOLE       0 2,033,285      0 1,573,679
REYNOLDS METALS CO  COMMON  761763101 65,291  1,106,639  SH     SOLE       0   621,458      0   485,181
STANLEY WORKS       COMMON  854616109 40,687  1,264,080  SH     SOLE       0   708,680      0   555,400
SUNOCO, INC.        COMMON  86764P109 60,289  1,997,133  SH     SOLE       0 1,139,383      0   857,750
TENNECO INC NEW     COMMON  88037E101 50,859  2,130,205  SH     SOLE       0 1,201,310      0   928,895
TERRA INDS INC      COMMON  880915103 14,689  3,672,311  SH     SOLE       0 2,092,911      0 1,579,400
UGI CORP NEW        COMMON  902681105 60,484  2,996,118  SH     SOLE       0 1,690,718      0 1,305,400
UNION PAC CORP      COMMON  907818108 40,157    688,648  SH     SOLE       0   382,232      0   306,416
U S INDS INC NEW    COMMON  912080108 72,863  4,286,036  SH     SOLE       0 2,408,486      0 1,877,550
VENATOR GROUP INC   COMMON  922944103 60,288  5,776,073  SH     SOLE       0 3,299,381      0 2,476,692
WESTERN RES INC     COMMON  959425109 68,397  2,568,928  SH     SOLE       0 1,443,428      0 1,125,500